UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON September 30, 2010.

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   November 12, 2010

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $246952
                                        (thousands)

List of Other Included Managers:  None

Authority 			   	 Market Sh or   SH or   Inv     Sole
Name of Issuer   Class CUSIP	 Value	 Prn amount     Pr Opt  Discr   Voting
MILLIPORE CORP	 COM   601073109 14150	 134000	        SH	DEFINED 134000
MILLIPORE CORP   NOTE  601073AD1 35716	 28500000       SH	DEFINED 28500000
XTO ENERGY INC   COM   98385X106 197086	 4177327        SH	DEFINED 4177327